Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 48,861	$ 57,376
Short-term investments		26,255
Restricted cash	3,515	3,620
Trade and other receivables	395,730	369,491
Unbilled revenues	301,577	218,413
Gas in storage	11,812	12,350
Prepaid expenses, deposits and other current assets	109,697	114,555
Fair value of derivative financial assets	218,769	11,656
Corporate tax recoverable	5,617	2,986
	1,095,578	816,702
Non-current assets
Investments	36,314	15,561
Property, plant and equipment	18,893	21,682
Intangible assets	401,926	357,987
Other non-current assets	19,987
Fair value of derivative financial assets	64,662	3,010
Deferred tax asset	9,449	23,013
	551,231	421,253
TOTAL ASSETS	1,646,809	1,237,955
Current liabilities
Trade and other payables	616,434	499,169
Deferred revenue	41,684	17,546
Income taxes payable	7,304	13,913
Fair value of derivative financial liabilities	86,288	168,793
Provisions	4,714	8,215
Current portion of long-term debt	121,451
	877,875	707,636
Non-current liabilities
	422,053	498,088
Deferred lease inducements	773	1,088
Fair value of derivative financial liabilities	51,871	178,724
Other non-current liabilities	56,576
Deferred tax liability	6,918	1,745
	538,191	679,645
TOTAL LIABILITIES	1,416,066	1,387,281
SHAREHOLDERS' EQUITY (DEFICIENCY)
Shareholders’ capital	1,215,826	1,198,439
Equity component of convertible debentures	13,029	13,508
Contributed surplus (deficit)	(22,693)	58,266
Deficit	(1,066,931)	(1,489,900)
Accumulated other comprehensive income	91,934	70,361
Non-controlling interest	(422)
TOTAL SHAREHOLDERS' EQUITY (DEFICIENCY)	230,743	(149,326)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,646,809	$ 1,237,955